Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Inventory [Line Items]
Finished products	¥ 489,519	¥ 498,430
Work in process	85,631	88,236
Raw materials, purchased components and supplies	134,904	120,386
Inventories	¥ 710,054	¥ 707,052